DERIVATIVE FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Investments, All Other Investments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

Embedded derivatives

The Company’s convertible notes payable gave rise to derivative financial instruments. The notes embodied certain terms and conditions that were not clearly and closely related to the host debt agreement in terms of economic risks and characteristics. These terms and features consist of the embedded conversion option.

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of March 31, 2026 and December 31, 2025 and the amounts that were reflected in income related to derivatives for the period ended:

	March 31, 2026
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivatives	67,986,059	$2,754,852
Warrant derivatives	2,022,222	225,286
Total	70,008,281	$2,980,138

	December 31, 2025
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivatives	31,204,555	$1,060,899
Warrant derivatives	277,778	11,045
Total	31,482,333	$1,071,944

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the three months ended March 31, 2026 and 2025:

	For the Three Months Ended
	March 31, 2026	March 31, 2025
Embedded derivatives	$(344,400)	$(202,710)
Loss on issuance of warrants derivatives	(14,194)	—
Loss on issuance of derivatives	(1,086,158)	(17,676)
Total gain (loss)	$(1,452,167)	$(220,386)

Current accounting principles that are provided in ASC 815 - Derivatives and Hedging require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in income. The Company has selected the Monte Carlo Simulation Model, which approximates the Monte Carlo Simulations, a valuation technique to fair value the embedded derivative because it believes that this technique is reflective of all significant assumption types, and ranges of assumption inputs, that market participants would likely consider in transactions involving embedded derivatives. Such assumptions include, among other inputs, interest risk assumptions, credit risk assumptions and redemption behaviors in addition to traditional inputs for option models such as market trading volatility and risk-free rates. The Monte Carlo Simulation Model technique is a level three valuation technique because it requires the development of significant internal assumptions in addition to observable market indicators. For instruments in which the time to expiration has expired, the Company has utilized the intrinsic value as the fair value. The intrinsic value is the difference between the quoted market price on the valuation date and the applicable conversion price.

Significant inputs and results arising from the Monte Carlo Simulation process are as follows for the embedded derivatives that have been bifurcated from the convertible notes and classified in liabilities:

	Inception Date January 10, 2026 Note	Inception Date January 25, 2026 Note	Inception Date February 13, 2026 Note	Inception Date March 17, 2026
Quoted market price on valuation date	$0.038	$0.0150	$0.00411	$0.09
Effective contractual conversion rates	$0.014	$0.007	$0.0102	$0.003
Contractual term to maturity	0.16 Year	0.038 Years	0.077 Years	0.62 Year
Market volatility:
Volatility	376.29%	327.88%	513.89%	357.17%
Risk-adjusted interest rate	3.65%	3.77%	3.71%	3.69%

	Inception Date March 20, 2026 Note	Inception Date March 30, 2026 Note	Period ended March 31, 2026
Quoted market price on valuation date	$0.1113	$0.0839	$0.075
Effective contractual conversion rates	$0.010	$0.054	$0.0018-0.05376
Contractual term to maturity	0.61 Year	0.59 Years	0.04-1.72 Years
Market volatility:
Volatility	360.77%	369.88%	253.50-492.25%
Risk-adjusted interest rate	3.79%	3.73%	3.68-3.76%

The following table reflects the issuances of embedded derivatives and changes in fair value inputs and assumptions related to the embedded derivatives as of March 31, 2026 and December 31, 2025.

	Period Ended March 31, 2026	Year Ended December 31, 2025
Balances at beginning of period	$1,071,944	$387,238
Issuances:
Embedded derivatives	1,378,124	2,259,520
Warrant derivatives	192,634	35,979
Gain on extinguishment of derivative liability	(28,573)	(1,431,541)
Changes in fair value inputs and assumptions reflected in income	366,009	(179,252)
Balances at end of period	$2,980,138	$1,071,944

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

Embedded derivatives

Some of the Company’s convertible promissory notes gave rise to derivative financial instruments which are based upon potential conversion if the loan is not paid off in cash or if the lender converts to stock for repayment. Historically the Company has always repaid the debt instead of allowing a conversion. However, for accounting purposes, we must account for the potential conversion.

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of December 31, 2025 and 2024 and the amounts that were reflected in income related to derivatives for the year ended:

	December 31, 2025
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivatives	31,204,555	$1,060,899
Warrant derivatives	277,778	11,045
Total	31,482,333	$1,071,944

	December 31, 2024
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivatives	3,543,165	$387,238
Total	3,543,165	$387,238

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the years ended December 31, 2025 and 2024:

	For the Years Ended
	December 31, 2025	December 31, 2024
Embedded derivatives	$(204,186)	$161,122
Warrant derivatives	24,934	—
Loss on issuance of derivative	(2,068,536)	(191,162)
Total gain (loss)	$(2,247,788)	$(30,040)

Current accounting principles that are provided in ASC 815 - Derivatives and Hedging require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in income. The Company has selected the Monte Carlo Simulation Model, valuation technique to fair value the embedded derivative because it believes that this technique is reflective of all significant assumption types, and ranges of assumption inputs, that market participants would likely consider in transactions involving embedded derivatives. Such assumptions include, among other inputs, interest risk assumptions, credit risk assumptions and redemption behaviors in addition to traditional inputs for option models such as market trading volatility and risk-free rates. The Monte Carlo Simulation Model technique is a level three valuation technique because it requires the development of significant internal assumptions in addition to observable market indicators. For instruments in which the time to expiration has expired, the Company has utilized the intrinsic value as the fair value. The intrinsic value is the difference between the quoted market price on the valuation date and the applicable conversion price.

Significant inputs and results arising from the Monte Carlo Simulation process are as follows for the embedded derivatives that have been bifurcated from the convertible notes and classified in liabilities:

	Inception Date January 3, 2025 Note	Inception Date June 10, 2025 Note	Inception Date September 22, 2025 Note	Inception Date November 11, 2025 Note
Quoted market price on valuation date	$0.2400	$0.4625	$0.1680	$0.1400
Effective contractual conversion rates	$0.1495	$0.2665	$0.0960	$0.0840
Contractual term to maturity	0.87 Years	0.87 Years	0.85 Years	1.00 Year

Market volatility:
Volatility	116.47%-291.91%	148.93%-297.07%	139.46%-196.42%	108.20%-175.98%
Risk-adjusted interest rate	12%	12%	12%	12%

	Inception Date November 19, 2025 Note	Period Ended December 18, 2025	Period Ended December 26, 2025	Period Ended December 31, 2025
Quoted market price on valuation date	$0.1300	$0.0560	$0.0480	$0.0400
Effective contractual conversion rates	$0.0860	$0.0050	$0.0310	$ 0.005-0.0339
Contractual term to maturity	0.75 Years	2.00 Years	0.84 Years	0.29-1.96 Years

Market volatility:
Volatility	181.77%-321.83%	182.95%-307.62%	202.62%-346.00%	189.30%-380.88%
Risk-adjusted interest rate	12%	8%	12%	8%-12%

The following table reflects the issuances of embedded derivatives and changes in fair value inputs and assumptions related to the embedded derivatives as of December 31, 2025 and 2024.

	As of December 31, 2025	As of December 31, 2024
Balances at beginning of year	$387,238	$217,177
Issuances:
Embedded derivatives	2,259,520	595,722
Warrant derivatives	35,979	—
Gain on extinguishment	(1,431,541)	(264,539)
Changes in fair value inputs and assumptions reflected in income	(179,252)	(161,122)
Balances at end of year	$1,071,944	$387,238